Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2012
Schedule of Goodwill

The changes in the carrying amount of goodwill by segment for the years ended March 31, 2012 and 2011, which have been modified to reflect the revised segments, are as follows:

	Yen (millions)
	AVC Networks	Appliances	Systems & Communications	Eco Solutions	Automotive Systems	Industrial Devices	Energy	Other	Total
Balance at March 31, 2010:
Goodwill	43,483	32,287	222,815	112,026	73,307	175,202	274,963	70,012	1,004,095
Accumulated impairment losses	—	(3,745)	(77,349)	—	—	—	—	—	(81,094)

	43,483	28,542	145,466	112,026	73,307	175,202	274,963	70,012	923,001

Goodwill acquired during the year	3,561	—	—	1,087	—	—	—	—	4,648
Translation adjustments	—	—	—	(2,897)	—	—	—	—	(2,897)

Balance at March 31, 2011:
Goodwill	47,044	32,287	222,815	110,216	73,307	175,202	274,963	70,012	1,005,846
Accumulated impairment losses	—	(3,745)	(77,349)	—	—	—	—	—	(81,094)

	47,044	28,542	145,466	110,216	73,307	175,202	274,963	70,012	924,752

Goodwill Acquired during the year	575	—	—	—	—	—	—	—	575
Goodwill impaired during the year	(8,394)	—	—	—	—	(71,617)	(73,387)	(10,504)	(163,902)
Translation adjustments	—	—	—	(3,710)	—	—	—	—	(3,710)
Other	—	—	—	—	—	—	—	(298)	(298)

Balance at March 31, 2012:
Goodwill	47,619	32,287	222,815	106,506	73,307	175,202	274,963	69,714	1,002,413
Accumulated impairment losses	(8,394)	(3,745)	(77,349)	—	—	(71,617)	(73,387)	(10,504)	(244,996)

	39,225	28,542	145,466	106,506	73,307	103,585	201,576	59,210	757,417

Schedule Of Acquired Finite-Lived Intangible Assets

Intangible assets, excluding goodwill, at March 31, 2012 and 2011 are as follows:

	Yen (millions)
	2012		2011
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
Finite-lived intangible assets:
Patents and know-how	301,614	106,291	451,868	97,450
Software	321,623	255,040	298,328	229,132
Other	115,728	36,738	163,220	47,180

	738,965	398,069	913,416	373,762

Schedule Of Acquired Indefinite-Lived Intangible Assets

	Yen (millions)
	2012	2011
Indefinite-lived intangible assets	4,855	3,133

Schedule of Estimated Amortization Expense

Aggregate amortization expense for finite-lived intangible assets for each of the years ended March 31, 2012, 2011 and 2010 was 78,455 million yen, 82,762 million yen and 46,175 million yen, respectively.

Estimated amortization expenses for the next five years are as follows:

Year ending March 31	Yen (millions)
2013	60,239
2014	51,955
2015	42,990
2016	34,447
2017	26,371